PREPAYMENT FOR ACQUISITION (Details Narrative)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Prepayment For Acquisition
Prepayment for acquisition | $		$ 210,704
Payment for fixed consideration | ¥	¥ 1,500,000